12. EQUITY (Details 2)	12 Months Ended
Sep. 30, 2019
Dividend yield	0.00%
Expected life	5 years
Minimum
Expected volatility	180.00%
Risk free interest rate	2.06%
Maximum
Expected volatility	182.00%
Risk free interest rate	2.52%